Postretirement Benefit Plans - Change in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation
Benefit obligation at beginning of year	$ 105	$ 159
Service cost	5	6	$ 6
Interest cost	7	2	2
Actuarial (gain) loss	70	(45)
Benefit payments	(8)	(3)
Foreign exchange rate changes	19	(9)
Transfers from 3M	321	(5)
Benefit obligation at end of year	519	105	159
Change in plan assets
Fair value of plan assets at beginning of year	9	9
Actual return on plan assets	21	(1)
Company contributions	11	4
Foreign exchange rate changes	16	0
Benefit payments	(8)	(3)
Transfers from 3M	318	0
Fair value of plan assets at end of year	367	9	$ 9
Funded status at end of year	$ (152)	$ (96)